SHARE OPTIONS AND SHARE WARRANTS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares
Outstanding
Weighted average contractual life remaining (years)	5 years 22 days	4 years 3 months 29 days
Class A Ordinary shares [Member]
Outstanding
Number of Options	12,303,990	10,908,200	10,727,376	9,830,183
Exercisable
Number of Options	6,622,667	6,091,864	3,268,707
Weighted average exercise price | $ / shares
Class A Ordinary shares [Member] | US$1.00-US$2.05 [Member]
Outstanding
Number of Options	5,613,990	6,111,800
Weighted average exercise price | $	$ 1.35	$ 1.35
Weighted average contractual life remaining (years)	4 years 8 months 9 days	5 years 7 months 21 days
Exercisable
Number of Options	4,542,667	2,476,133
Weighted average exercise price | $ / shares	$ 1.34	$ 1.35
Weighted average contractual life remaining (years)	4 years 8 months 5 days	5 years 6 months 25 days
Class A Ordinary shares [Member] | US$2.06- US$2.99 [Member]
Outstanding
Number of Options	1,980,000	4,168,400
Weighted average exercise price | $	$ 2.48	$ 2.51
Weighted average contractual life remaining (years)	3 years 1 month 16 days	2 years 2 months 23 days
Exercisable
Number of Options	1,970,000	3,437,731
Weighted average exercise price | $ / shares	$ 2.48	$ 2.51
Weighted average contractual life remaining (years)	3 years 1 month 16 days	1 year 9 months 29 days
Class A Ordinary shares [Member] | US$3.00 -US$4.36 [Member]
Outstanding
Number of Options	110,000	198,000
Weighted average exercise price | $	$ 4.19	$ 4.2
Weighted average contractual life remaining (years)	2 years 26 days	2 years 11 months 19 days
Exercisable
Number of Options	110,000	178,000
Weighted average exercise price | $ / shares	$ 4.19	$ 4.2
Weighted average contractual life remaining (years)	2 years 26 days	2 years 11 months 4 days
Class A Ordinary shares [Member] | US$0.46-US$0.99 [Member]
Outstanding
Number of Options	4,600,000	430,000
Weighted average exercise price | $	$ 0.69	$ 0.88
Weighted average contractual life remaining (years)	6 years 5 months 1 day	6 years 9 months 14 days
Exercisable
Number of Options
Weighted average exercise price | $ / shares
Weighted average contractual life remaining (years)	0 years
American depositary share [Member]
Outstanding
Number of Options	3,075,998	2,727,050	2,681,844	2,457,546
Exercisable
Number of Options	1,655,667	1,522,966	817,179
Weighted average exercise price | $ / shares
American depositary share [Member] | US$4.00-US$8.20 [Member]
Outstanding
Number of Options	1,403,498	1,527,950
Weighted average exercise price | $	$ 5.4	$ 5.4
Weighted average contractual life remaining (years)	4 years 8 months 9 days	5 years 7 months 21 days
Exercisable
Number of Options	1,135,667	619,033
Weighted average exercise price | $ / shares	$ 5.38	$ 5.4
Weighted average contractual life remaining (years)	4 years 8 months 5 days	5 years 6 months 25 days
American depositary share [Member] | US$8.24- US$11.96 [Member]
Outstanding
Number of Options	495,000	1,042,100
Weighted average exercise price | $	$ 9.92	$ 10.04
Weighted average contractual life remaining (years)	3 years 1 month 16 days	2 years 2 months 23 days
Exercisable
Number of Options	492,500	859,433
Weighted average exercise price | $ / shares	$ 9.91	$ 10.04
Weighted average contractual life remaining (years)	3 years 1 month 16 days	1 year 9 months 29 days
American depositary share [Member] | US$12.00 -US$17.45 [Member]
Outstanding
Number of Options	27,500	49,500
Weighted average exercise price | $	$ 16.75	$ 16.8
Weighted average contractual life remaining (years)	2 years 26 days	2 years 11 months 19 days
Exercisable
Number of Options	27,500	44,500
Weighted average exercise price | $ / shares	$ 16.75	$ 16.8
Weighted average contractual life remaining (years)	2 years 26 days	2 years 11 months 4 days
American depositary share [Member] | US$1.84-US$3.96 [Member]
Outstanding
Number of Options	1,150,000	107,500
Weighted average exercise price | $	$ 2.75	$ 3.52
Weighted average contractual life remaining (years)	6 years 5 months 1 day	6 years 9 months 14 days
Exercisable
Number of Options
Weighted average exercise price | $ / shares
Weighted average contractual life remaining (years)	0 years